Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Lease commitments
	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2014	$175,140	$45,911
2015	153,338	36,536
2016	131,670	25,993
2017	109,733	17,083
2018	91,275	6,478
Thereafter	849,015	227
Total	$1,510,171	$132,228